Summary of Significant Accounting Policies - Schedule of Revenues by Product Categories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenues by Product Categories [Line Items]
Total revenue	$ 144,629,055	$ 134,068,317	$ 130,789,405
Revenue from sales of cured pork sausages [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenue from sales	56,415,055	48,589,050	53,437,430
Revenue from sales of cured pork meat [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenue from sales	16,558,601	21,972,199	19,151,374
Revenue from sales of other cured meat products [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenue from sales	13,042,373	12,714,581	15,804,689
Revenue from sales of snack products [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenue from sales	50,541,248	43,635,556	35,906,342
Revenue from sales of frozen meat products [Member]
Schedule of Revenues by Product Categories [Line Items]
Revenue from sales	$ 8,071,778	$ 7,156,931	$ 6,489,570